Accounts receivable, net - Allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Balance at beginning of the year	$ 1,429	$ 1,764	$ 9,329
Additions	213		72
Reversals	(189)	(188)	(481)
Write-off	(408)	(2)	(7,375)
Exchange difference	(23)	(145)	219
Balance at end of the year	$ 1,022	$ 1,429	$ 1,764